VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

		Par (000's)	Value
CORPORATE BONDS: 97.2%
Argentina: 1.1%
MercadoLibre, Inc. 3.12%, 01/14/31 †	USD	100	$79,725
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	USD	25	19,014
Pampa Energia SA 144A
7.50%, 01/24/27	USD	50	47,209
9.12%, 04/15/29	USD	25	23,743
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	40	44,843
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	50	47,450
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35	32,739
YPF SA 144A
6.95%, 07/21/27	USD	50	39,893
7.00%, 12/15/47	USD	25	17,645
8.50%, 03/23/25	USD	31	29,832
8.50%, 07/28/25	USD	75	68,955
8.50%, 06/27/29	USD	35	28,617
8.75%, 04/04/24	USD	35	33,570
9.00%, 02/12/26 (s)	USD	50	49,090
9.00%, 06/30/29 (s)	USD	75	64,771
			627,096
Australia: 0.7%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	100	88,133
4.50%, 09/15/27	USD	25	23,896
5.12%, 05/15/24	USD	75	74,365
6.12%, 04/15/32	USD	100	97,603
Infrabuild Australia Pty Ltd. 144A 12.00%, 10/01/24	USD	30	28,582
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100	100,882
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30	27,283
			440,744
Austria: 0.3%
ams-OSRAM AG 144A 7.00%, 07/31/25 †	USD	100	96,389
Wienerberger AG Reg S 2.75%, 06/04/25	EUR	100	106,295
			202,684
Belgium: 0.3%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	100	96,116
Ontex Group NV Reg S 3.50%, 07/15/26	EUR	100	96,075
			192,191
		Par (000’s)	Value
Bermuda: 0.2%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	63	$15,739
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A 8.75%, 05/25/24	USD	50	43,072
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50	47,787
			106,598
Brazil: 6.2%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50	47,959
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105	104,438
Azul Investments LLP 144A 5.88%, 10/26/24	USD	50	37,717
Banco Bradesco SA 144A 3.20%, 01/27/25	USD	100	96,000
Banco BTG Pactual SA 144A 4.50%, 01/10/25	USD	100	96,411
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	50	48,933
4.75%, 03/20/24	USD	50	49,409
Banco Votorantim SA 144A 4.38%, 07/29/25	USD	100	96,245
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	200	165,311
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50	51,856
BRF SA 144A 4.75%, 05/22/24	USD	100	98,060
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	50	51,189
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100	87,533
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	50	50,238
Cosan SA 144A 5.50%, 09/20/29	USD	50	47,493
CSN Inova Ventures 144A 6.75%, 01/28/28 †	USD	100	100,002
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100	98,768
5.40%, 02/01/27	USD	75	73,689
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	50	50,566
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100	85,355

1

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Brazil (continued)
Gol Finance SA 144A 7.00%, 01/31/25	USD	100	$52,470
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	91	82,534
Itau Unibanco Holding SA 144A 3.25%, 01/24/25	USD	25	24,247
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	USD	25	23,027
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	50	47,872
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 12/31/99 (o)	USD	50	40,971
Klabin Austria GmbH 144A
5.75%, 04/03/29	USD	100	100,250
7.00%, 04/03/49	USD	50	50,664
Light Servicos de Eletricidade SA / Light Energia SA 144A 4.38%, 06/18/26	USD	50	28,828
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100	78,897
MV24 Capital BV 144A 6.75%, 06/01/34	USD	86	81,815
Natura Cosmeticos SA 144A 4.12%, 05/03/28 †	USD	100	82,659
NBM US Holdings, Inc. 144A 7.00%, 05/14/26	USD	100	100,045
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100	99,270
Petrobras Global Finance BV
5.09%, 01/15/30	USD	50	47,293
5.30%, 01/27/25 †	USD	50	50,050
5.60%, 01/03/31 †	USD	75	72,232
5.62%, 05/20/43	USD	50	42,471
5.75%, 02/01/29	USD	50	49,314
6.00%, 01/27/28	USD	75	75,082
6.25%, 03/17/24	USD	50	50,178
6.75%, 01/27/41	USD	50	47,407
6.75%, 06/03/50	USD	50	44,583
6.85%, 06/05/15 †	USD	100	86,793
6.88%, 01/20/40	USD	50	48,293
6.90%, 03/19/49	USD	50	45,434
7.25%, 03/17/44	USD	75	73,493
7.38%, 01/17/27	USD	50	52,532
8.75%, 05/23/26	USD	50	54,406
Rede D'or Finance Sarl 144A 4.50%, 01/22/30	USD	100	87,619
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	67	68,317
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	100	96,270
Ultrapar International SA 144A
		Par (000’s)	Value
Brazil (continued)
5.25%, 06/06/29	USD	100	$95,450
XP, Inc. 144A 3.25%, 07/01/26	USD	50	44,973
			3,662,911
British Virgin Islands: 0.3%
Sino-Ocean Land Treasure Finance II Ltd. Reg S 5.95%, 02/04/27	USD	200	156,300
Bulgaria: 0.2%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100	102,784
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25	19,792
Canada: 6.8%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65	56,959
3.88%, 01/15/28	USD	100	91,548
4.00%, 10/15/30	USD	175	149,197
4.38%, 01/15/28	USD	50	46,074
5.75%, 04/15/25 †	USD	25	24,994
Air Canada 4.62%, 08/15/29	CAD	50	34,220
Air Canada 144A
3.88%, 08/15/26	USD	50	46,318
4.62%, 08/15/29	CAD	125	84,642
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50	42,312
AltaGas Ltd. 7.35% (Generic Canadian 5 Year+4.54%), 08/17/82	CAD	25	18,560
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25	22,427
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	USD	50	42,756
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50	48,638
Baytex Energy Corp. 144A 8.75%, 04/01/27	USD	40	41,444
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	75	74,921
7.50%, 03/15/25	USD	107	107,263
7.50%, 02/01/29	USD	75	75,011
7.88%, 04/15/27 †	USD	175	175,084
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50	35,340
3.93%, 01/15/27	CAD	50	34,413

2

		Par (000’s)	Value
Canada (continued)
4.30%, 03/01/24	CAD	25	$18,354
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	75	66,797
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	25	23,378
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	75	42,911
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	50	45,886
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	USD	75	73,941
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25	22,662
Enerflex Ltd. 144A 9.00%, 10/15/27	USD	40	40,794
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	25	24,299
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50	49,449
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	50	44,655
3.75%, 08/01/25	USD	75	71,364
4.38%, 08/15/29	USD	50	44,406
4.75%, 06/15/29	USD	50	45,195
5.12%, 12/15/26	USD	75	73,044
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25	17,318
3.60%, 09/17/29	CAD	75	51,872
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25	22,346
5.38%, 12/01/24	USD	50	47,934
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50	46,131
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40	35,433
Inter Pipeline Ltd. 6.88% (Canada Bankers' Acceptances 3 Month+5.01%), 03/26/79	CAD	65	47,467
Keyera Corp. 6.88% (Canada Bankers' Acceptances 3 Month+5.17%), 06/13/79	CAD	75	54,505
Laurentian Bank of Canada 5.09% (Canada Bankers' Acceptances 3 Month+2.42%), 06/15/32	CAD	25	18,112
		Par (000’s)	Value
Canada (continued)
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 (d) *∞	USD	256	$0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50	42,230
5.25%, 12/15/27	USD	25	22,900
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	50	47,810
7.12%, 02/01/27	USD	25	25,676
Mercer International, Inc. 5.12%, 02/01/29	USD	50	42,840
Methanex Corp.
5.12%, 10/15/27	USD	50	47,687
5.25%, 12/15/29	USD	75	69,055
New Gold, Inc. 144A 7.50%, 07/15/27	USD	25	23,236
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50	48,083
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 †	USD	50	42,940
4.88%, 06/01/24	USD	75	73,966
5.25%, 06/01/27	USD	75	69,852
Open Text Corp. 144A
3.88%, 02/15/28	USD	100	87,027
3.88%, 12/01/29	USD	50	41,647
Parkland Corp. 6.00%, 06/23/28	CAD	50	36,491
Parkland Corp. 144A
4.50%, 10/01/29	USD	100	85,916
5.88%, 07/15/27	USD	75	72,034
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50	31,551
Precision Drilling Corp. 144A 7.12%, 01/15/26	USD	50	49,578
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50	49,435
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	50	42,693
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	50	44,257
Taseko Mines Ltd. 144A 7.00%, 02/15/26 †	USD	25	23,724
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25	23,376
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25	11,580
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50	47,378
TransAlta Corp.
6.50%, 03/15/40	USD	25	24,119
7.75%, 11/15/29	USD	50	51,477

3

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Canada (continued)
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	200	$203,363
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25	24,377
Videotron Ltd.
3.12%, 01/15/31	CAD	125	74,154
4.50%, 01/15/30	CAD	75	49,925
5.62%, 06/15/25	CAD	75	55,881
Videotron Ltd. 144A 3.62%, 06/15/28	CAD	100	65,956
			4,032,588
Cayman Islands: 0.5%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100	95,220
Banco do Brasil SA 144A
3.25%, 09/30/26	USD	50	46,188
4.88%, 01/11/29	USD	50	47,343
CT Trust 144A 5.12%, 02/03/32	USD	100	87,307
			276,058
Chile: 0.4%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50	46,547
Latam Airlines Group SA 144A 13.38%, 10/15/29	USD	100	108,085
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100	70,220
			224,852
China: 2.7%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 12/31/99 (o)	USD	200	194,250
Country Garden Holdings Co. Ltd. Reg S 3.30%, 01/12/31	USD	400	234,890
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	USD	200	182,319
Fortune Star BVI Ltd. Reg S 5.95%, 10/19/25	USD	200	176,865
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	119	108,659
Greenland Global Investment Ltd. Reg S 5.88%, 07/03/26	USD	200	96,688
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 12/31/99 (o)	USD	500	474,687
Volvo Car AB Reg S
		Par (000’s)	Value
China (continued)
2.12%, 04/02/24	EUR	100	$106,215
			1,574,573
Colombia: 2.5%
Avianca Midco 2 Plc 144A 9.00%, 12/01/28	USD	75	60,309
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	100	99,383
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	USD	50	45,625
Ecopetrol SA
4.12%, 01/16/25	USD	100	96,976
4.62%, 11/02/31	USD	75	59,401
5.38%, 06/26/26	USD	100	96,756
5.88%, 05/28/45	USD	125	89,569
5.88%, 11/02/51	USD	50	34,552
6.88%, 04/29/30	USD	125	117,323
7.38%, 09/18/43	USD	50	43,829
8.88%, 01/13/33	USD	100	102,716
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75	61,758
Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	USD	25	22,384
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100	83,002
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	5	4,815
6.25%, 03/25/29	USD	54	49,796
Oleoducto Central SA 144A 4.00%, 07/14/27 †	USD	100	88,983
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50	45,602
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	USD	100	89,380
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	100	93,135
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	78	73,169
			1,458,463
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100	81,000
Cyprus: 0.2%
MHP Lux SA 144A 6.95%, 04/03/26	USD	100	48,998
Vivion Investments Sarl Reg S 3.00%, 08/08/24	EUR	100	91,864
			140,862

4

		Par (000’s)	Value
Czech Republic: 0.6%
Allwyn International AS Reg S 3.88%, 02/15/27	EUR	100	$102,007
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 12/31/99 (o)	EUR	100	52,812
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100	104,170
EP Infrastructure AS Reg S 1.66%, 04/26/24	EUR	100	101,340
			360,329
Finland: 0.7%
Nokia Oyj
4.38%, 06/12/27	USD	150	144,157
6.62%, 05/15/39	USD	100	102,030
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175	182,286
			428,473
France: 8.7%
Accor SA Reg S 2.62% (EUR Swap Annual 5 Year+3.25%), 12/31/99 (o)	EUR	100	97,617
3.00%, 02/04/26	EUR	100	105,432
Altice France SA 144A
5.12%, 07/15/29	USD	200	157,242
5.50%, 10/15/29	USD	175	138,592
Altice France SA Reg S 5.88%, 02/01/27	EUR	100	98,770
Atos SE Reg S 1.75%, 05/07/25	EUR	100	96,618
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100	96,624
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100	91,075
Casino Guichard Perrachon SA Reg S 4.05%, 08/05/26	EUR	100	64,615
CGG SA 144A 8.75%, 04/01/27 †	USD	100	88,864
Chrome Bidco SASU Reg S 3.50%, 05/31/28	EUR	100	90,546
Constellium SE 144A 3.75%, 04/15/29 †	USD	100	85,170
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100	100,859
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 12/31/99 (o)	EUR	200	172,682
4.00% (EUR Swap Annual 6 Year+3.44%), 12/31/99 (o)	EUR	200	209,397
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	100	105,890
6.00% (BPSWS13+4.23%), 12/29/49 (o)	GBP	100	114,696
		Par (000’s)	Value
France (continued)
Elis SA Reg S
1.62%, 04/03/28	EUR	100	$94,093
1.75%, 04/11/24	EUR	100	106,026
Faurecia SE Reg S
2.38%, 06/15/27	EUR	100	93,521
2.62%, 06/15/25	EUR	100	103,113
2.75%, 02/15/27	EUR	100	96,663
3.12%, 06/15/26	EUR	100	100,306
Getlink SE Reg S 3.50%, 10/30/25	EUR	100	106,411
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	200	189,648
7.00%, 10/15/28	USD	100	94,049
Iliad Holding SASU Reg S
5.12%, 10/15/26	EUR	100	103,797
5.62%, 10/15/28	EUR	100	101,546
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 12/31/99 (o)	EUR	100	101,274
Loxam SAS Reg S 3.25%, 01/14/25	EUR	100	104,619
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100	99,641
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100	106,094
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100	98,834
RCI Banque SA Reg S 2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100	100,485
Renault SA Reg S
1.00%, 11/28/25	EUR	50	50,646
1.25%, 06/24/25	EUR	100	100,235
2.00%, 09/28/26	EUR	100	97,950
2.38%, 05/25/26	EUR	100	100,110
Rexel SA Reg S 2.12%, 06/15/28	EUR	100	94,586
Solvay Finance SACA Reg S 5.87% (EUR Swap Annual 5 Year+5.22%), 12/29/49 (o)	EUR	100	109,692
SPCM SA Reg S 2.62%, 02/01/29	EUR	100	93,649
SPIE SA Reg S 2.62%, 06/18/26	EUR	100	103,032
Tereos Finance Groupe I SA Reg S 7.50%, 10/30/25	EUR	100	111,727
Valeo Reg S
1.00%, 08/03/28	EUR	100	87,079
5.38%, 05/28/27	EUR	100	109,398
Vallourec SA Reg S 8.50%, 06/30/26	EUR	100	109,877
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 12/31/99 (o)	EUR	100	98,299

5

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
France (continued)
2.50% (EUR Swap Annual 5 Year+2.84%), 12/31/99 (o)	EUR	100	$88,701
Verallia SA Reg S 1.62%, 05/14/28	EUR	100	95,646
			5,165,436
Germany: 5.7%
ADLER Group SA Reg S
2.75%, 11/13/26	EUR	100	45,267
3.25%, 08/05/25	EUR	100	47,013
Bayer AG Reg S 2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	200	203,031
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100	106,373
Bertelsmann SE & Co. KGaA Reg S 3.50% (EUR Swap Annual 5 Year+3.21%), 04/23/75	EUR	100	101,148
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100	99,763
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	150	161,764
4.00%, 03/30/27	EUR	40	43,047
4.00% (EUR Swap Annual 5 Year+4.35%), 12/05/30	EUR	100	104,796
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100	97,353
Deutsche Lufthansa AG 0.25%, 09/06/24	EUR	150	155,179
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100	101,694
3.75%, 02/11/28	EUR	100	98,887
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100	94,310
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100	100,368
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200	183,141
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 12/31/99 (o)	EUR	100	100,470
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100	83,056
Mercer International, Inc. 5.50%, 01/15/26 †	USD	41	39,710
Nidda Healthcare Holding GmbH Reg S 7.50%, 08/21/26	EUR	100	106,195
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100	94,968
ProGroup AG Reg S 3.00%, 03/31/26	EUR	100	102,022
RWE AG Reg S
		Par (000’s)	Value
Germany (continued)
6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100	$99,113
Schaeffler AG Reg S
1.88%, 03/26/24	EUR	50	53,158
2.88%, 03/26/27	EUR	50	51,169
3.38%, 10/12/28	EUR	100	98,329
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100	87,645
thyssenkrupp AG Reg S
2.50%, 02/25/25	EUR	50	53,597
2.88%, 02/22/24	EUR	100	107,319
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100	91,608
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100	98,539
3.00%, 10/23/29	EUR	100	89,872
ZF Finance GmbH Reg S 3.00%, 09/21/25	EUR	100	103,393
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175	168,992
			3,372,289
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26	USD	100	90,574
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	100	71,213
			161,787
Greece: 1.0%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100	94,001
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100	93,440
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100	106,957
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100	101,203
Piraeus Financial Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.77%), 02/19/30	EUR	100	95,914
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100	103,168
			594,683
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100	96,179

6

		Par (000’s)	Value
Hong Kong: 1.6%
Agile Group Holdings Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 12/31/99 (o)	USD	200	$64,461
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 12/31/99 (o)	USD	250	239,547
Easy Tactic Ltd. 7.50%, 07/11/27	USD	200	65,548
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100	94,500
5.38%, 12/04/29	USD	100	86,050
5.62%, 07/17/27	USD	50	45,582
5.75%, 07/21/28	USD	50	45,078
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200	169,500
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100	81,375
6.50%, 01/15/28	USD	100	90,500
			982,141
Hungary: 0.2%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100	100,918
India: 1.7%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	100	99,995
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100	94,600
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	USD	200	176,500
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200	198,700
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 12/31/99 (o)	USD	100	96,625
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	USD	120	114,600
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200	197,868
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	50	37,882
			1,016,770
Indonesia: 0.8%
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	100	96,131
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	USD	150	1,219
		Par (000’s)	Value
Indonesia (continued)
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100	$99,055
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	USD	200	192,305
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	USD	100	97,253
			485,963
Ireland: 1.1%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	50	48,942
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100	101,438
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	100	94,144
Bank of Ireland Group Plc Reg S 1.38% (EUR Swap Annual 5 Year+1.65%), 08/11/31	EUR	100	95,056
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	100	95,287
Permanent TSB Group Holdings Plc Reg S 3.00% (EUR Swap Annual 5 Year+3.22%), 08/19/31	EUR	100	94,534
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100	103,559
			632,960
Israel: 1.7%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	USD	50	49,750
6.50%, 06/30/27	USD	50	49,375
6.75%, 06/30/30	USD	25	24,412
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	USD	75	69,461
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100	109,878
Teva Pharmaceutical Finance Netherlands II BV Reg S 1.12%, 10/15/24	EUR	100	103,103
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	225	202,149
4.10%, 10/01/46	USD	150	103,028
6.00%, 04/15/24	USD	100	99,812
6.75%, 03/01/28	USD	100	100,700

7

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Israel (continued)
7.12%, 01/31/25	USD	75	$76,110
			987,778
Italy: 7.0%
Abertis Infraestructuras Finance BV Reg S 3.25% (EUR Swap Annual 5 Year+3.69%), 12/31/99 (o)	EUR	100	98,166
Atlantia SpA Reg S
1.88%, 07/13/27	EUR	100	96,517
1.88%, 02/12/28	EUR	100	94,001
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100	103,247
Banca Monte dei Paschi di Siena SpA Reg S 3.62%, 09/24/24	EUR	150	157,500
Banca Popolare di Sondrio SPA Reg S 2.38%, 04/03/24	EUR	100	107,044
Banco BPM SpA Reg S
1.75%, 01/28/25	EUR	100	103,717
2.50%, 06/21/24	EUR	100	106,393
3.25% (EUR Swap Annual 5 Year+3.80%), 01/14/31	EUR	100	97,740
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100	106,879
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100	96,477
1.88%, 07/07/25	EUR	100	101,451
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100	95,519
Infrastrutture Wireless Italiane SpA Reg S
1.62%, 10/21/28	EUR	100	94,507
1.88%, 07/08/26	EUR	100	100,608
Intesa Sanpaolo SpA 144A 4.20% (US Treasury Yield Curve Rate T 1 Year+2.60%), 06/01/32	USD	75	59,746
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	50	36,244
5.02%, 06/26/24	USD	125	121,991
5.71%, 01/15/26	USD	75	73,738
Intesa Sanpaolo SpA Reg S 3.93%, 09/15/26	EUR	100	108,128
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100	110,401
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	EUR	100	106,762
Leonardo SpA 4.88%, 03/24/25	EUR	50	55,271
Leonardo SpA Reg S 1.50%, 06/07/24	EUR	100	105,568
Poste Italiane SpA Reg S
		Par (000’s)	Value
Italy (continued)
2.62% (EUR Swap Annual 5 Year+2.68%), 12/31/99 (o)	EUR	100	$83,812
SACE SPA Reg S 3.88% (EUR Swap Annual 10 Year+3.19%), 02/10/49 (o)	EUR	100	98,749
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100	113,620
Telecom Italia SpA 5.25%, 03/17/55	EUR	100	85,694
Telecom Italia SpA Reg S
1.62%, 01/18/29	EUR	100	82,660
2.38%, 10/12/27	EUR	100	91,350
2.75%, 04/15/25	EUR	100	101,953
3.00%, 09/30/25	EUR	100	101,562
3.62%, 05/25/26	EUR	100	101,193
4.00%, 04/11/24	EUR	100	106,884
Telecom Italia SpA/Milano Reg S 2.88%, 01/28/26	EUR	100	99,473
Terna - Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 12/31/99 (o)	EUR	100	92,370
UniCredit SpA 144A 5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	75	65,688
UniCredit SpA Reg S 2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200	203,535
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200	190,193
UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	EUR	100	108,306
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100	101,405
			4,166,062
Japan: 1.6%
Rakuten Group, Inc. 144A 5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 12/31/99 (o)	USD	100	87,750
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 12/31/99 (o)	USD	150	123,885
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100	101,806
4.75%, 09/19/24	USD	200	193,953
5.00%, 04/15/28	EUR	100	99,771
5.12%, 09/19/27	USD	200	186,500
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 12/31/99 (o)	USD	200	187,250
			980,915

8

		Par (000’s)	Value
Jersey, Channel Islands: 0.6%
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200	$186,068
G City Europe Ltd. Reg S 4.25%, 09/11/25	EUR	100	93,191
Petrofac Ltd. 144A 9.75%, 11/15/26	USD	100	64,201
			343,460
Luxembourg: 5.4%
ADLER Group SA Reg S 2.25%, 01/14/29	EUR	100	41,677
AI Candelaria Spain SA 144A 7.50%, 12/15/28	USD	71	67,295
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100	89,872
Altice Financing SA 144A 5.00%, 01/15/28	USD	250	212,879
Altice Financing SA Reg S 3.00%, 01/15/28	EUR	100	87,451
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100	83,902
Altice France Holding SA 144A 6.00%, 02/15/28 †	USD	75	50,695
10.50%, 05/15/27	USD	50	43,020
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100	73,854
8.00%, 05/15/27	EUR	100	88,985
Altice France SA 144A
5.50%, 01/15/28	USD	100	83,227
8.12%, 02/01/27	USD	100	93,872
Altice France SA Reg S 3.38%, 01/15/28	EUR	100	85,523
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	100	82,656
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150	137,079
5.25%, 08/15/27	USD	125	102,547
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100	90,546
Centurion Bidco SpA Reg S 5.88%, 09/30/26	EUR	100	99,682
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100	98,497
Cirsa Finance International Sarl Reg S 4.50%, 03/15/27	EUR	100	96,145
Codere Finance 2 Luxembourg SA Reg S 11.00%, 09/30/26	EUR	26	25,115
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100	87,135
		Par (000’s)	Value
Luxembourg (continued)
CSN Resources SA 144A 4.62%, 06/10/31 †	USD	100	$84,316
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	USD	35	34,230
4.88%, 03/30/26	USD	35	32,812
5.38%, 03/30/28	USD	85	78,572
5.88%, 03/30/31	USD	35	31,719
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100	74,848
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50	37,464
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	97	84,411
Millicom International Cellular SA 144A 4.50%, 04/27/31 †	USD	100	84,788
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	125	106,052
Movida Europe SA 144A 5.25%, 02/08/31 †	USD	100	73,241
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	USD	50	48,091
Rossini Sarl Reg S 6.75%, 10/30/25	EUR	100	109,667
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100	98,288
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100	98,506
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100	98,593
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100	92,697
			3,189,949
Malta: 0.1%
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 6.38%, 02/01/30	USD	50	44,172
Mauritius: 0.6%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	47	35,345
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	143	123,833
HTA Group Ltd. 144A 7.00%, 12/18/25	USD	100	94,476
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	100	90,515
			344,169

9

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Mexico: 4.3%
Alsea SAB de CV 144A 7.75%, 12/14/26	USD	100	$101,132
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	82	70,315
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	75	63,353
5.20%, 09/17/30	USD	75	70,237
5.45%, 11/19/29	USD	100	96,670
7.38%, 06/05/27	USD	100	102,924
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50	47,554
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	100	80,833
Petroleos Mexicanos
4.25%, 01/15/25	USD	50	47,926
4.50%, 01/23/26	USD	50	46,703
5.35%, 02/12/28	USD	75	65,487
5.50%, 06/27/44	USD	50	31,732
5.62%, 01/23/46	USD	25	15,902
5.95%, 01/28/31	USD	125	100,230
6.35%, 02/12/48	USD	50	32,932
6.38%, 01/23/45	USD	50	33,721
6.49%, 01/23/27	USD	50	47,020
6.50%, 03/13/27	USD	125	118,165
6.50%, 01/23/29	USD	50	45,295
6.50%, 06/02/41	USD	75	54,126
6.62%, 06/15/35	USD	100	78,630
6.62%, 06/15/38	USD	25	18,439
6.70%, 02/16/32	USD	150	124,715
6.75%, 09/21/47	USD	200	139,029
6.84%, 01/23/30	USD	75	65,355
6.88%, 10/16/25	USD	25	25,069
6.88%, 08/04/26	USD	75	73,591
6.95%, 01/28/60	USD	150	103,684
7.69%, 01/23/50	USD	275	205,702
Petroleos Mexicanos 144A 10.00%, 02/07/33	USD	50	49,507
Petroleos Mexicanos Reg S
3.75%, 11/16/25	GBP	100	112,646
4.88%, 02/21/28	EUR	200	191,367
Petróleos Mexicanos Reg S 5.50%, 02/24/25	EUR	25	27,636
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	USD	50	42,391
7.50%, 11/12/25	USD	50	46,704
			2,576,722
Morocco: 0.4%
OCP SA 144A
5.62%, 04/25/24	USD	150	149,960
6.88%, 04/25/44	USD	100	97,412
			247,372
Netherlands: 3.8%
ELM BV for Firmenich International SA Reg S 3.75% (EUR Swap Annual 5 Year+4.39%), 12/31/99 (o)	EUR	100	105,168
	Par (000’s)		Value
Netherlands (continued)
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	96	$85,738
Koninklijke KPN NV Reg S 2.00% (EUR Swap Annual 5 Year+2.34%), 12/31/99 (o)	EUR	100	102,675
Lincoln Financing Sarl Reg S 3.62%, 04/01/24	EUR	100	108,251
Naturgy Finance BV Reg S 3.38% (EUR Swap Annual 9 Year+3.08%), 12/29/49 (o)	EUR	100	106,164
Nobel Bidco BV Reg S 3.12%, 06/15/28	EUR	100	77,888
Petrobras Global Finance BV 5.50%, 06/10/51	USD	50	39,183
PPF Telecom Group BV Reg S 3.12%, 03/27/26	EUR	100	102,804
Saipem Finance International BV Reg S 2.62%, 01/07/25	EUR	100	105,277
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	53	50,452
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 12/31/99 (o)	EUR	100	86,748
2.88% (EUR Swap Annual 6 Year+2.87%), 12/31/99 (o)	EUR	100	92,117
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 12/31/99 (o)	EUR	175	186,571
Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/30	EUR	100	93,872
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	100	93,000
5.12%, 05/09/29 †	USD	100	92,344
TMNL Holding BV Reg S 3.75%, 01/15/29	EUR	100	97,218
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100	88,116
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100	85,849
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 12/31/99 (o)	EUR	100	86,993
Wizz Air Finance Co. BV Reg S 1.00%, 01/19/26	EUR	100	93,885
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50	41,392
6.00%, 01/15/27	USD	50	47,344
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30 †	EUR	125	105,457
Ziggo BV 144A 4.88%, 01/15/30	USD	100	87,236

10

	Par (000’s)		Value
Netherlands (continued)
			$2,261,742
Nigeria: 0.1%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	100	87,844
Norway: 0.3%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100	103,650
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 12/31/99 (o)	EUR	125	102,508
			206,158
Oman: 0.5%
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225	216,272
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28 †	USD	100	103,928
			320,200
Peru: 0.6%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	USD	75	75,173
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25	23,117
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100	83,087
Petroleos del Peru SA 144A
4.75%, 06/19/32	USD	75	57,281
5.62%, 06/19/47	USD	150	100,248
			338,906
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100	83,158
Synthos SA Reg S 2.50%, 06/07/28	EUR	100	86,564
			169,722
Portugal: 0.5%
Banco Comercial Portugues SA Reg S 1.12% (Euribor 3 Month ACT/360+1.55%), 02/12/27	EUR	100	93,019
EDP - Energias de Portugal SA Reg S
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100	95,268
4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	100	108,537
			296,824
Romania: 0.2%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100	101,885
Singapore: 0.1%
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	81	79,050
	Par (000’s)		Value
South Africa: 0.7%
Eskom Holdings SOC Ltd. 144A 7.12%, 02/11/25	USD	100	$96,243
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	131	0
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	100	97,900
Sasol Financing USA LLC 5.88%, 03/27/24	USD	200	198,177
			392,320
Spain: 3.6%
Abengoa Abenewco 2 SA Reg S 1.50%, 10/26/24 (d) *	USD	63	2,505
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100	544
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100	101,495
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100	92,854
Banco de Sabadell SA Reg S 1.75%, 05/10/24	EUR	100	105,541
2.62% (EUR Swap Annual 1 Year+2.20%), 03/24/26	EUR	100	103,927
5.62%, 05/06/26	EUR	100	110,091
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100	90,402
1.50%, 06/08/28	EUR	100	93,748
2.00%, 09/15/32	EUR	100	85,893
2.00%, 02/15/33	EUR	100	85,084
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100	88,338
1.88%, 06/26/29	EUR	100	92,167
Grifols SA Reg S
1.62%, 02/15/25	EUR	150	153,740
3.20%, 05/01/25	EUR	100	102,464
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100	99,380
Iccrea Banca SpA Reg S 4.12% (EUR Swap Annual 5 Year+4.34%), 11/28/29	EUR	100	103,989
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	200	199,565
Telefonica Europe BV Reg S 3.88% (EUR Swap Annual 8 Year+2.97%), 12/31/99 (o)	EUR	100	101,723
4.38% (EUR Swap Annual 6 Year+4.11%), 12/31/99 (o)	EUR	100	106,749
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49 (o)	EUR	100	109,950

11

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Spain (continued)
Unicaja Banco SA Reg S 2.88% (EUR Swap Annual 5 Year+3.11%), 11/13/29	EUR	100	$101,211
			2,131,360
Sweden: 1.1%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/31/99 (o)	EUR	100	73,540
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100	97,008
Heimstaden AB Reg S 4.38%, 03/06/27	EUR	100	72,382
Intrum AB Reg S
3.00%, 09/15/27	EUR	100	91,092
3.12%, 07/15/24	EUR	52	55,405
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 12/31/99 (o)	EUR	100	43,557
Stena AB 144A 7.00%, 02/01/24	USD	100	99,737
Verisure Holding AB Reg S 3.25%, 02/15/27	EUR	100	96,321
			629,042
Switzerland: 0.4%
Dufry One BV Reg S 2.50%, 10/15/24	EUR	125	133,211
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100	101,070
			234,281
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40	39,537
Thailand: 0.3%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	200	175,934
Trinidad and Tobago: 0.2%
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	USD	100	96,805
Turkey: 2.1%
Akbank TAS 144A
5.12%, 03/31/25	USD	50	47,995
6.80%, 02/06/26 †	USD	50	48,081
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100	84,730
KOC Holding AS 144A 6.50%, 03/11/25	USD	50	49,470
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100	89,949
		Par (000’s)	Value
Turkey (continued)
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100	$94,730
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100	87,500
Turkiye Ihracat Kredi Bankasi AS 144A
5.75%, 07/06/26	USD	100	90,463
6.12%, 05/03/24	USD	100	98,125
Turkiye Is Bankasi AS 144A 6.12%, 04/25/24	USD	150	147,787
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	50	48,129
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	USD	100	94,565
6.50%, 01/08/26	USD	100	93,499
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100	89,636
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100	94,645
			1,259,304
Ukraine: 0.2%
Kernel Holding SA 144A
6.50%, 10/17/24	USD	50	23,750
6.75%, 10/27/27	USD	50	21,272
Metinvest BV 144A 7.75%, 10/17/29	USD	100	50,639
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100	23,350
			119,011
United Arab Emirates: 0.7%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 12/31/99 (o)	USD	200	200,500
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100	98,831
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100	94,625
			393,956
United Kingdom: 10.8%
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	USD	50	48,915
B&M European Value Retail SA Reg S 3.62%, 07/15/25	GBP	100	118,070
BCP V Modular Services Finance II Plc Reg S

12

	Par (000’s)		Value
United Kingdom (continued)
4.75%, 11/30/28	EUR	100	$95,333
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200	203,747
Bidvest Group UK Plc 144A 3.62%, 09/23/26	USD	100	92,165
British American Tobacco Plc Reg S
3.00% (EUR Swap Annual 5 Year+3.37%), 12/31/99 (o)	EUR	100	90,009
3.75% (EUR Swap Annual 5 Year+3.95%), 12/31/99 (o)	EUR	100	84,951
British Telecommunications Plc Reg S 1.87% (EUR Swap Annual 5 Year+2.13%), 08/18/80	EUR	100	98,887
Canary Wharf Group Investment Holdings Plc Reg S 2.62%, 04/23/25	GBP	100	105,744
Connect Finco Sarl / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	100	95,748
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100	87,131
Co-operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100	119,204
Deuce Finco Plc Reg S 5.50%, 06/15/27	GBP	100	104,799
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100	97,632
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100	83,354
Heathrow Finance Plc Reg S 3.88%, 03/01/27 (s)	GBP	100	109,256
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100	107,616
INEOS Finance Plc Reg S 2.88%, 05/01/26	EUR	100	97,974
INEOS Quattro Finance 2 Plc Reg S 2.50%, 01/15/26	EUR	100	97,269
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	100	94,139
International Consolidated Airlines Group SA Reg S 1.50%, 07/04/27	EUR	100	89,328
Jaguar Land Rover Automotive Plc 144A
5.88%, 01/15/28	USD	100	85,165
7.75%, 10/15/25	USD	100	98,642
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100	108,441
Kane Bidco Ltd. Reg S
6.50%, 02/15/27	GBP	100	107,569
	Par (000’s)		Value
United Kingdom (continued)
Market Bidco Finco Plc Reg S 5.50%, 11/04/27	GBP	100	$96,309
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	100	122,914
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100	90,650
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100	98,869
Nexi SpA Reg S 1.75%, 10/31/24	EUR	200	210,453
NGG Finance Plc Reg S
2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100	93,061
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100	120,109
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100	93,271
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29 †	USD	100	79,637
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100	114,793
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100	99,839
Punch Finance Plc Reg S 6.12%, 06/30/26	GBP	100	108,103
Rolls-Royce Plc Reg S
0.88%, 05/09/24	EUR	100	103,447
1.62%, 05/09/28	EUR	100	88,274
5.75%, 10/15/27	GBP	100	118,001
Sherwood Financing Plc Reg S 4.50%, 11/15/26	EUR	100	92,545
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	USD	100	100,513
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100	113,877
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	115	95,359
TalkTalk Telecom Group Ltd. Reg S 3.88%, 02/20/25	GBP	100	102,335
The Weir Group Plc 144A 2.20%, 05/13/26	USD	100	89,673
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	100	86,383
United Group BV Reg S 4.88%, 07/01/24	EUR	100	105,351
UPC Holding BV 144A 5.50%, 01/15/28	USD	100	91,385
Vedanta Resources Finance II Plc 144A

13

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
United Kingdom (continued)
8.95%, 03/11/25	USD	100	$80,400
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100	88,736
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	50	42,033
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100	92,899
Virgin Media Secured Finance Plc Reg S
4.25%, 01/15/30	GBP	100	100,111
5.00%, 04/15/27	GBP	100	113,415
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	100	83,636
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100	88,857
4.00%, 01/31/29	GBP	100	102,181
Vodafone Group Plc
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150	121,635
5.12% (US Treasury Yield Curve Rate T 5 Year+3.07%), 06/04/81	USD	75	57,742
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	200	206,241
Vodafone Group Plc Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200	196,542
			6,410,667
United States: 3.2%
AES Andes SA 144A 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	USD	100	96,949
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100	89,511
DEMIRE Deutsche Mittelstand Real Estate AG Reg S 1.88%, 10/15/24	EUR	100	80,468
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100	71,537
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	50	45,571
Guacolda Energia SA 144A 4.56%, 04/30/25	USD	100	36,500
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A
	Par (000’s)		Value
United States (continued)
7.00%, 12/31/27	USD	75	$65,464
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	180	175,613
Lottomatica SpA Reg S 6.25%, 07/15/25	EUR	100	107,962
MGM China Holdings Ltd. 144A 5.88%, 05/15/26	USD	200	189,467
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100	89,500
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50	42,169
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100	92,722
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26	USD	25	24,809
SCIL IV LLC / SCIL USA Holdings LLC Reg S 4.38%, 11/01/26	EUR	100	97,199
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100	84,169
Stillwater Mining Co. 144A 4.00%, 11/16/26	USD	100	92,650
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50	24,557
6.50%, 10/15/27	USD	50	14,033
Verisure Holding AB Reg S 3.88%, 07/15/26 †	EUR	150	151,359
Wynn Macau Ltd. 144A
5.12%, 12/15/29 †	USD	100	83,514
5.50%, 01/15/26	USD	100	93,347
5.50%, 10/01/27	USD	50	44,819
			1,893,889
Zambia: 0.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	USD	100	99,980
6.88%, 03/01/26 †	USD	100	97,367
6.88%, 10/15/27	USD	50	48,534
7.50%, 04/01/25	USD	100	98,593
			344,474
Total Corporate Bonds (Cost: $65,707,323)			57,560,934

GOVERNMENT OBLIGATION: 0.1% (Cost: $47,481)
Uzbekistan: 0.1%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50	42,202

Total Investments Before Collateral for Securities Loaned: 97.3% (Cost: $65,754,804)			57,603,136

14

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.0%
Money Market Fund: 3.0% (Cost: $1,793,871)
State Street Navigator Securities Lending Government Money Market Portfolio	1,793,871	$1,793,871
Total Investments: 100.3% (Cost: $67,548,675)		59,397,007
Liabilities in excess of other assets: (0.3)%		(156,251)
NET ASSETS: 100.0%		$59,240,756

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,815,762.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $21,945,159, or 37.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	29.2%	$16,802,731
Technology	14.3	8,254,128
Industrials	12.7	7,300,570
Energy	11.3	6,507,663
Consumer Cyclicals	7.9	4,547,784
Basic Materials	7.8	4,507,551
Utilities	6.8	3,928,744
Consumer Non-Cyclicals	4.0	2,290,044
Healthcare	3.8	2,194,086
Real Estate	1.7	1,001,550
Institutions, Associations & Organizations	0.5	268,285
	100.0%	$57,603,136
15